Research Collaboration Arrangement	12 Months Ended
Dec. 31, 2018
C3J [Member]
Research Collaboration Arrangement

13.    Research Collaboration Arrangement

In connection with the Synthetic Phage Asset Acquisition discussed in Note 12, the Company was assigned a research collaboration agreement (“Research and Option Agreement”) with Merck.

The research program under the collaboration agreement will expire in May 2019 unless amended. During the research term, C3J will be entitled to milestone payments tied to the achievement of product development milestone events in the amount of $1.5 million. The collaboration agreement also provides for the initiation of a second research program should Merck exercise that option during the initial research term and pays the option fee of $1.5 million. To date, Merck has not exercised its license option nor has the Company reached any milestones or earned any revenue under the Research and Option Agreement. Merck has the right to terminate the agreement at any time with 90 days’ notice. Each party to the Research and Option Agreement is responsible for its costs and expenses in connection with the research program.